Statutory and other information (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Schedule of statutory and other information

18. Statutory and other information	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Directors’ emoluments:
-Fees	1.1	0.6	0.6
-Share based compensation	3.1	1.9	1.9
-Other emoluments	1.8	0.9	1.0
Total Directors’ emoluments	6.0	3.4	3.5
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.9	0.8	0.6
- Audit related assurance services	0.0	0.0	0.0
- Other assurance services	0.2	0.0	0.1
- Tax advisory services (ii)	0.1	0.1	0.0
Total fees	1.2	0.9	0.7
Included within the above total fees, the following fees were payable to other PwC (2022: KPMG) firms outside of Ireland:
- Audit services (i)	0.0	0.0	0.1
- Audit related services	0.0	0.0	0.0
- Tax advisory services (ii)	0.1	0.1	0.0
Total fees	0.1	0.1	0.1
Depreciation of owned property, plant and equipment	994.3	839.2	664.8

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2024 €1,000 (2023: €1,000; 2022: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

Executive directors [Member]
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Basic salary	1.20	0.50	0.50
Bonus (performance and target-related)	0.59	0.43	0.48
	1.79	0.93	0.98
Non-cash technical accounting share based compensation charge (i)	2.89	1.78	1.78
	4.68	2.71	2.76

(i)2024 includes a €2.89m (2023: €1.78m; 2022: €1.78m) non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s contract in February 2019 (as extended to July 2028 in fiscal year 2023).

Non-executive director
Disclosure of transactions between related parties [line items]
Schedule of fees and emoluments

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2024	2023	2022
	€'000	€'000	€'000
Fees
Eamonn Brennan	75.0	—	—
Róisín Brennan	100.0	50.0	50.0
Michael Cawley	75.0	50.0	50.0
Emer Daly	75.0	50.0	50.0
Geoff Doherty (i)	88.7	50.0	25.0
Bertrand Grabowski (ii)	37.5	—	—
Elisabeth Köstinger	75.0	—	—
Stan McCarthy	150.0	100.0	100.0
Howard Millar	75.0	50.0	50.0
Dick Milliken (iii)	45.6	50.0	50.0
Roberta Neri (iv)	12.5	—	—
Anne Nolan (v)	75.0	16.7	—
Mike O’Brien	100.0	75.0	75.0
Julie O’Neill (vi)	—	25.0	50.0
Louise Phelan	100.0	50.0	50.0
	1,084.3	566.7	550.0
Emoluments
Share based compensation	200.0	72.5	80.1
Total	1,284.3	639.2	630.1

(i) Appointed Chair of the Audit Committee in September 2023. (ii) Joined in October 2023. (iii) Retired from the Board and as Chair of the Audit Committee in September 2023. (iv) Joined in February 2024. (v) Joined in December 2022. (vi) Retired in September 2022.